UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025

Date of Report (Date of earliest event reported) February 12, 2026

AOMT II, LLC
Name of Securitizer

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0001877632

Chase Eldredge, Secretary, (404) 751-2991
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______________

Central Index Key Number of underwriter (if applicable): ________________

Name and telephone number, including area code, of the person to contact in connection with this filing

AOMT II, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions for which it acted as depositor with outstanding securities held by non-affiliates during the reporting period:

1.	Angel Oak Mortgage Trust 2021-4, Mortgage-Backed Certificates, Series 2021-4;
2.	Angel Oak Mortgage Trust 2021-7, Mortgage-Backed Certificates, Series 2021-7.

3.	Angel Oak Mortgage Trust 2022-1, Mortgage-Backed Certificates, Series 2022-1;

4.	Angel Oak Mortgage Trust 2022-4, Mortgage-Backed Certificates, Series 2022-4;

5.	Angel Oak Mortgage Trust 2023-4, Mortgage-Backed Certificates, Series 2023-4;

6.	Angel Oak Mortgage Trust 2024-4, Mortgage-Backed Certificates, Series 2024-4;

7.	Angel Oak Mortgage Trust 2024-10, Mortgage-Backed Certificates, Series 2024-10;

8.	Angel Oak Mortgage Trust 2025-4, Mortgage-Backed Certificates, Series 2025-4; and

9.	Angel Oak Mortgage Trust 2025-10, Mortgage-Backed Certificates, Series 2025-10.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

AOMT II, LLC (Securitizer)

Date: February 12, 2026	By:	/s/ Sreeniwas Prahbu
	Name:	Sreeniwas Prahbu
	Title:	Manager